Northern Lights Fund Trust III

Cozad Small Cap Value Fund

Incorporated herein by reference is the definitive version of the supplement for Cozad Small Cap Value Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on July 3, 2014, (SEC Accession No. 0000910472-14-002890).